Label	Element	Value
Diamond Hill Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Core Plus Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Core Plus Bond Fund is to maximize total return consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. Because the fund has not yet commenced operations, the portfolio turnover is not available at this time.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of fixed income securities, including bonds, debt securities, bank loans and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, or by non-U.S. corporations or U.S. affiliates of non-U.S. corporations, including those in emerging markets. The fund may invest a significant portion or all of its assets in securitized bond investments also referred to as "structured product securities" or "structured products." Securitized bond investments include interests in pools of secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as collateralized debt obligations, collateralized loan obligations (CLOs), agency and non-agency mortgage-backed securities (MBS) (including commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), and collateralized mortgage obligations (CMOs)), asset-backed securities (ABS), and other similar securities and related instruments at the discretion of Diamond Hill Capital Management, Inc. (the “Adviser”). The fund may invest up to 35% of its net assets in below-investment grade securities, including those referred to as "junk bonds" (or the unrated equivalent) at the time of purchase.
Under normal circumstances, the fund will maintain an average portfolio duration of plus or minus 20% of the duration of the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index is a broad-based index that represents the investment grade, US dollar-denominated fixed-rate taxable bond market. Duration of the Bloomberg US Aggregate Bond Index was 6.13 years as of its last reconstitution date of June 30, 2024. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve).
When selecting securities for investment, the Adviser employs a bottom-up, research-based approach in seeking to identify opportunities. In buying and selling securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets, such as the diversity of participants working with different objectives and the repeated temporary supply-demand imbalances. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of fixed income securities, including bonds, debt securities, bank loans and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, or by non-U.S. corporations or U.S. affiliates of non-U.S. corporations, including those in emerging markets. The fund may invest a significant portion or all of its assets in securitized bond investments also referred to as "structured product securities" or "structured products." Securitized bond investments include interests in pools of secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as collateralized debt obligations, collateralized loan obligations (CLOs), agency and non-agency mortgage-backed securities (MBS) (including commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), and collateralized mortgage obligations (CMOs)), asset-backed securities (ABS), and other similar securities and related instruments at the discretion of Diamond Hill Capital Management, Inc. (the “Adviser”). The fund may invest up to 35% of its net assets in below-investment grade securities, including those referred to as "junk bonds" (or the unrated equivalent) at the time of purchase.
Risk [Heading]	rr_RiskHeading	Main Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is presented for the fund at this time, as the fund has not yet commenced operations. In the future, performance information will be presented in this section of the prospectus. This information will give some indication of the risks of investing in the fund by comparing the fund's investment returns with a broad measure of market performance.
The fund's broad-based securities market index is the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index measures the performance of investment grade, fixed-rate taxable bond market and includes government and corporate bonds, agency mortgage-backed, asset-backed and commercial mortgage-backed securities (agency and non-agency). The Bloomberg US Aggregate Bond Index also represents the index utilized by the Adviser for measuring performance.
The index is unmanaged, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment.
Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for the fund at this time, as the fund has not yet commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Diamond Hill Core Plus Bond Fund | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the fund.
Diamond Hill Core Plus Bond Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Diamond Hill Core Plus Bond Fund | Adjustable Rate Mortgage Loans (ARMs) Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Adjustable Rate Mortgage Loans (ARMs) Risk As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

Diamond Hill Core Plus Bond Fund | Asset Backed Mortgage Related And Mortgage Backed Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk The fund may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
CMOs and stripped mortgage-backed securities, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the Adviser, the fund could lose all or substantially all of its investment in inverse IOs.

Diamond Hill Core Plus Bond Fund | Collateralized Loan Obligations (CLOs) Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Collateralized Loan Obligations (CLOs) Risk CLOs are subject to credit, interest rate, valuation, and prepayment and call, and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

Diamond Hill Core Plus Bond Fund | Credit Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Credit Risk There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.
Diamond Hill Core Plus Bond Fund | Current Market Environment Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Current Market Environment Risk Various sectors of the financial markets may experience an extended period of adverse conditions and.certain types of securitized bond investments may come under stress due to economic factors and trends, such as higher than expected interest rates, property vacancies and consumer stress.
Diamond Hill Core Plus Bond Fund | Extension Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Extension Risk If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer. In periods of rising rates, the fund may exhibit additional volatility.

Diamond Hill Core Plus Bond Fund | Government Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Government Securities Risk The fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S.
government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Diamond Hill Core Plus Bond Fund | High Yield And Distressed Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock
High Yield and Distressed Securities Risk  The fund invests in below investment grade bonds, also known as high yield securities or junk bonds. High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly. Based on measures such as dealer inventories and average trade size, the high yield market has become less liquid at the same time as it has grown markedly and become more concentrated under the control of the largest investors. During future periods of market stress, liquidity conditions in the high yield market may be even worse than prior periods of market stress.
Diamond Hill Core Plus Bond Fund | Illiquid Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Illiquid Securities Risk The fund may invest up to 15% of the value of its net assets in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of in current market conditions within seven days in the normal course of business at approximately the amount at which it is valued by the fund and without significantly changing the value of the investment. The price the fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.
Diamond Hill Core Plus Bond Fund | Inflation Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Diamond Hill Core Plus Bond Fund | Interest Rate Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases.
Diamond Hill Core Plus Bond Fund | Liquidity Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk The fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified during times of market stress. The fund may not be able to meet the requests to redeem fund shares without significant dilution of remaining investors' interest in the fund.
Diamond Hill Core Plus Bond Fund | Loan Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Loan Risk Investments in loans expose the fund to additional risks beyond those normally associated with more traditional debt instruments. The fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation.
The fund may also invest in loan assignments and participations (Loans) and commitments to purchase loan assignments (Unfunded Commitments) including below investment grade Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior loans (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the fund acquires a loan participation, the fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the fund assumes the credit risk not only of the borrower, but also of the seller of the loan participation and any other parties interpositioned between the fund and the borrower. The fund may not benefit directly from the collateral supporting the loan in which it has purchased the loan participations or assignments.
In recent years, there has been a broad trend of weaker or less restrictive covenant protections in the loan market. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing loans, increase the claims against assets that are permitted against collateral securing loans or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the loans issued by such borrowers. Each of these factors might negatively impact the loans held by the fund. Loans are also vulnerable to market sentiment such that economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. No active trading market may exist for some of the loans and certain loans may be subject to restrictions on resale. The inability to dispose of loans in a timely fashion could result in losses to the fund. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans may have less protection against improper practices than investors in registered securities.
Diamond Hill Core Plus Bond Fund | Management Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.

Diamond Hill Core Plus Bond Fund | Market Risk Member
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Market Risk The value of the fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries or overall securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, staff shortages and widespread public health issues affect the securities markets. These events may cause volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the fund holds, and may adversely affect the fund's investments and operations. In addition, governmental responses to these events may negatively impact the capabilities of the fund's service providers, disrupt the fund's operations, result in substantial market volatility and adversely impact the prices and liquidity of the fund's investments.
Various sectors of the financial markets may experience an extended period of adverse conditions. Market uncertainty may increase dramatically, and these conditions may result in disruptions of the global credit markets, periods of reduced liquidity, greater general volatility, volatility of credit spreads, and a contraction of availability of credit and lack of price transparency. In particular, certain types of securitized vehicles may come under stress due to economic factors and trends, such as higher than expected interest rates, property vacancies and consumer stress. The fund anticipates that a significant portion of its net assets may be illiquid and subject to these risks.

Diamond Hill Core Plus Bond Fund | Non US And Emerging Markets Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Non-U.S. and Emerging Markets Risk The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries that may experience more rapid and extreme changes in value than the fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards of non-U.S. markets. The departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The market for the securities of issuers in emerging markets is typically small and low, and nonexistent trading volumes in those securities may result in a lack of liquidity and price volatility.

Diamond Hill Core Plus Bond Fund | Prepayment And Call Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Prepayment and Call Risk The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Diamond Hill Core Plus Bond Fund | Real Estate Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Real Estate Risk Real estate related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.
Diamond Hill Core Plus Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHNAX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 274
Diamond Hill Core Plus Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHNIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 183
Diamond Hill Core Plus Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHNYX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 144